Bank Borrowing	12 Months Ended
Mar. 31, 2025
Bank Borrowing [Abstract]
Bank borrowing

9. Bank borrowing

Components of bank borrowing is as follows as of March 31:

	2024	2025	2025
	HK$	HK$	US$
The Bank of East Asia Limited (a)	9,000,000	8,130,873	1,045,113
Total	9,000,000	8,130,873	1,045,113
Less: bank borrowing – current	(861,449)	(913,024)	(117,357)
Bank borrowing – non-current	8,138,551	7,217,849	927,756
(a)	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.

Interest expenses pertaining to the above bank borrowings for the years ended March 31, 2025 and 2024 amounted to HK$294,462 (US$37,872) and HK$ 319,692, respectively. The weighted average annual interest rate for the years ended 31 March 31, 2025 and 2024 was 3.45% and 3.6%, respectively.

Maturities of the bank borrowings were as follows:

	2024	2025	2025
	HK$	HK$	US$
For the year ended March 31,
2025	1,173,480	—	—
2026	1,173,480	1,144,464	147,105
2027	1,173,480	1,144,464	147,105
2028	1,173,480	1,144,464	147,105
2029	1,173,480	1,144,464	147,105
More than five years	4,693,873	4,577,819	588,413
Total bank borrowing payments	10,561,273	9,155,675	1,176,833
Less: imputed interest	(1,561,273)	(1,024,802)	(131,720)
Total	9,000,000	8,130,873	1,045,113